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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                            Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Independence Fund
           SCHEDULE OF INVESTMENTS  3/31/2007 (unaudited)

Shares                                                        Value

           COMMON STOCKS - 99.8 %
           Energy - 6.6 %
           Integrated Oil & Gas - 6.3 %
33,000     Exxon Mobil Corp.                               $ 2,489,850
306,415    Hess Corp.                                       16,996,840
192,380    Suncor Energy, Inc.                              14,688,213
                                                           $34,174,903
           Oil & Gas Exploration & Production - 0.3 %
94,400     Veneco, Inc. *                                  $ 1,685,984
           Total Energy                                    $35,860,887
           Materials - 1.9 %
           Diversified Metals & Mining - 1.6 %
129,165    First Quantum Minerals, Ltd.                    $ 8,582,239
           Industrial Gases - 0.3 %
27,900     Praxair, Inc.                                   $ 1,756,584
           Total Materials                                 $10,338,823
           Capital Goods - 9.3 %
           Aerospace & Defense - 7.7 %
97,900     Boeing Co.                                      $ 8,704,289
47,400     General Dynamics Corp.                            3,621,360
338,450    Honeywell International, Inc.                    15,589,007
214,800    United Technologies Corp.                        13,962,000
                                                           $41,876,656
           Construction & Farm Machinery & Heavy
              Trucks - 1.6 %
127,400    Caterpillar, Inc.                               $ 8,539,622
           Total Capital Goods                             $50,416,278
           Automobiles & Components - 0.9 %
           Automobile Manufacturers - 0.9 %
651,000    Ford Motor Corp. (b)                            $ 5,136,390
           Total Automobiles & Components                  $ 5,136,390
           Media - 1.7 %
           Movies & Entertainment - 1.7 %
473,000    Time Warner, Inc.                               $ 9,327,560
           Total Media                                     $ 9,327,560
           Retailing - 2.8 %
           Computer & Electronics Retail - 0.9 %
101,300    Best Buy Co., Inc.                              $ 4,935,336
           Department Stores - 1.9 %
12,400     J.C. Penney Co., Inc.                           $ 1,018,784
50,325     Sears Holdings Corp. *                            9,066,552
                                                           $10,085,336
           Total Retailing                                 $15,020,672
           Food & Drug Retailing - 4.5 %
           Drug Retail - 1.6 %
116,800    CVS Corp.                                       $ 3,987,552
109,900    Walgreen Co.                                      5,043,311
                                                           $ 9,030,863
           Food Retail - 2.0 %
608,909    Winn-Dixie Stores, Inc. * (b)                   $10,747,244
           Hypermarkets & Supercenters - 0.9 %
101,300    Wal-Mart Stores, Inc.                           $ 4,756,035
           Total Food & Drug Retailing                     $24,534,142
           Food Beverage & Tobacco - 3.1 %
           Packaged Foods & Meats - 2.1 %
204,600    H.J. Heinz Co., Inc.                            $ 9,640,752
18,000     Nestle SA (A.D.R.)                                1,752,282
                                                           $11,393,034
           Soft Drinks - 1.0 %
84,600     PepsiCo, Inc.                                   $ 5,377,176
           Total Food Beverage & Tobacco                   $16,770,210
           Household & Personal Products - 1.0 %
           Household Products - 1.0 %
80,100     Colgate-Palmolive Co.                           $ 5,349,879
           Total Household & Personal Products             $ 5,349,879
           Pharmaceuticals & Biotechnology - 15.6 %
           Biotechnology - 6.7 %
409,150    Cubist Pharmaceuticals, Inc. *                  $ 9,029,940
165,500    Gilead Sciences, Inc. *                          12,660,750
517,220    Vertex Pharmaceuticals, Inc. *                   14,502,849
                                                           $36,193,539
           Pharmaceuticals - 8.9 %
688,400    Bristol-Myers Squibb Co.                        $19,109,984
213,325    Eli Lilly & Co.                                  11,457,686
127,500    Johnson & Johnson                                 7,683,150
275,800    Teva Pharmaceutical Industries, Ltd.             10,323,194
                                                           $48,574,014
           Total Pharmaceuticals & Biotechnology           $84,767,553
           Diversified Financials - 14.8 %
           Consumer Finance - 3.3 %
163,050    American Express Co.                            $ 9,196,020
117,200    Capital One Financial Corp.                       8,843,912
                                                           $18,039,932
           Investment Banking & Brokerage - 3.8 %
28,700     Goldman Sachs Group, Inc.                       $ 5,930,281
177,655    Merrill Lynch & Co., Inc.                        14,509,084
                                                           $20,439,365
           Other Diversified Finance Services - 7.7 %
93,640     Bank of America Corp.                           $ 4,777,513
341,200    Citigroup, Inc.                                  17,517,208
410,650    J.P. Morgan Chase & Co.                          19,867,247
                                                           $42,161,968
           Total Diversified Financials                    $80,641,265
           Insurance - 2.1 %
           Multi-Line Insurance - 2.1 %
95,000     American International Group, Inc.              $ 6,385,900
53,900     Hartford Financial Services Group, Inc.           5,151,762
                                                           $11,537,662
           Total Insurance                                 $11,537,662
           Software & Services - 1.9 %
           Data Processing & Outsourced Services - 0.8 %
84,600     Automatic Data Processing, Inc.                 $ 4,094,640
           Systems Software - 1.1 %
342,000    Oracle Corp. *                                  $ 6,200,460
           Total Software & Services                       $10,295,100
           Technology Hardware & Equipment - 17.9 %
           Communications Equipment - 13.0 %
1,152,920  Corning, Inc. *                                 $26,217,401
885,300    Juniper Networks, Inc. *                         17,422,704
722,400    Nokia Corp. (A.D.R.)                             16,557,408
240,430    Qualcomm, Inc.                                   10,256,744
                                                           $70,454,257
           Computer Hardware - 4.9 %
289,630    Apple, Inc. *                                   $26,909,523
           Total Technology Hardware & Equipment           $97,363,780
           Semiconductors - 15.2 %
           Semiconductor Equipment - 0.7 %
212,700    Applied Materials, Inc.                         $ 3,896,664
           Semiconductors - 14.5 %
556,750    Broadcom Corp. * (b)                            $17,854,973
1,229,600  Intel Corp.                                      23,522,248
570,700    Marvell Technology Group, Ltd. *                  9,593,467
1,633,423  Taiwan Semiconductor Manufacturing Co. (A.D.R.)  17,559,297
340,750    Texas Instruments, Inc.                          10,256,575
                                                           $78,786,560
           Total Semiconductors                            $82,683,224
           Telecommunication Services - 0.5 %
           Integrated Telecom Services - 0.5 %
75,400     AT&T Corp.                                      $ 2,973,022
           Total Telecommunication Services                $ 2,973,022
           TOTAL COMMON STOCKS
           (Cost  $483,289,577)                            $543,016,447
           TEMPORARY CASH INVESTMENT - 4.5%
24,267,872 Security Lending Collateral - 5.26%             $24,267,872
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $24,267,872)                             $24,267,872
           TOTAL INVESTMENT IN SECURITIES - 99.8%
           (Cost  $507,557,449)                            $567,284,319
           OTHER ASSETS AND LIABILITIES -0.2%              $(23,399,802)
           TOTAL NET ASSETS - 100.0%                       $543,884,517

*          Non-income producing security.
(A.D.R.)   American Depository Receipt.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $507,595,618 was as follows:

           Aggregate gross unrealized gain for all investme$ 68,931,712 in which there is an excess of value over tax cost.
           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over valu(9,204,843)
           Net unrealized gain                             $59,726,869

(b)        At March 31, 2007, the following securities were
           out on loan:
Shares                         Security                       Value
247,372    Broadcom Corp. *                                $    7,933,220
644,490    Ford Motor Corp.                                     5,085,026
602,820    Winn-Dixie Stores, Inc. *                          10,639,773
           Total                                           $  15,724,799





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.